SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	9 Months Ended		12 Months Ended									110 Months Ended	119 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2011	Sep. 30, 2012
COSTS AND EXPENSES:
Research and development	$ 3,896,005	$ 2,445,429	$ 3,599,080	$ 2,984,207								$ 20,805,039	$ 24,701,044
General and administrative	2,695,503	1,827,510	2,692,433	1,156,549								9,662,611	12,358,114
Merger costs	0	746,207	746,207	52,925								799,133	799,133
Total costs and expenses	6,591,508	5,019,146	7,037,720	4,193,681								31,266,783	37,858,291
LOSS FROM OPERATIONS	(6,591,508)	(5,019,146)	(7,037,720)	(4,193,681)								(31,266,783)	(37,858,291)
OTHER EXPENSE, NET	(48,418)	(450,356)	(397,702)	(366,582)								(213,643)	(262,061)
NET LOSS	(6,639,926)	(5,469,502)	(7,435,422)	(4,560,263)	(6,219,873)	(6,090,715)	(5,090,325)	(963,440)	(481,837)	(342,761)	(295,790)	(31,480,426)	(38,120,352)
DEEMED DIVIDEND ON WARRANTS													(543,359)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (7,183,285)	$ (5,469,502)	$ (7,435,422)	$ (4,560,263)								$ (31,480,426)	$ (38,663,711)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE (in dollars per share)	$ (0.18)	$ (0.25)	$ (0.31)	$ (0.36)								$ (2.84)	$ (2.92)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE (in shares)	39,611,899	21,847,984	23,959,008	12,820,102								11,090,838	13,238,063